Income Tax Expense	12 Months Ended
Jun. 30, 2023
Income Tax Expense
Income Tax Expense

Note 5. Income Tax Expense

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Numerical reconciliation of income tax expense and tax at the statutory rate
Profit/(loss) before income tax expense	(11,571,240)	34,402,821

Tax at the statutory tax rate of 25% (2022: 25%)	(2,892,810)	8,600,705

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	195,059	300,013
Share of profits(losses) - associates	1,563,690	(7,272)

	(1,134,061)	8,893,446
Current year temporary differences not recognized	1,134,061	(8,893,446)

Income tax expense	-	-

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023

Note 5. Income Tax Expense Continued

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized	20,942,089	19,808,028

Potential tax benefit @ 25%	5,235,522	4,952,007

The tax losses do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits.

These tax losses are also subject to final determination by the taxation authorities when the company derives taxable income.

The tax losses are subject to further review to determine if they satisfy the necessary legislative requirements under Income Tax legislation for carry forward and recoupment of tax losses.